Segment Information	3 Months Ended
Apr. 02, 2011
Segment Information
Segment Information
The Company manufactures and distributes a broad portfolio of products primarily through independent direct sales consultants. Certain operating segments have been aggregated based upon consistency of economic substance, geography, products, production process, class of customers and distribution method.
Effective with the first quarter of 2011, the Company changed its segment reporting to reflect the geographic distribution of its businesses in accordance with how it views the operations. Since the acquisition of the direct selling businesses of Sara Lee Corporation in 2005, certain segments aggregated in Beauty Other have changed such that both Tupperware and beauty and personal care products contribute significantly to sales and profit, which has changed the way these businesses have been operated. Consequently, the Company no longer has a Beauty Other segment, and the businesses previously reported in that segment are now reported as follows: Tupperware Brands Philippines in Asia Pacific; the Company's Central America businesses in Tupperware North America; the Nutrimetics businesses in Europe and Asia Pacific (as applicable); and the businesses in South America as a separate geographic segment. Comparable information from 2010 has been reclassified to conform to the new presentation.
The Company's reportable segments include the following:

Europe
Primarily design-centric preparation, storage and serving solutions for the kitchen and home through the Tupperware® brand. Europe also includes Avroy Shlain® and Nutrimetics® units that sell beauty and personal care products. Asia Pacific also sells beauty and personal care products in its NaturCare® and Nutrimetics® units and Fuller Cosmetics® in certain units.

Asia Pacific
Tupperware North America
Beauty North America
Premium cosmetics, skin care and personal care products marketed under the BeautiControl® and Armand Dupree® brands in the United States, Canada and Puerto Rico and the Fuller Cosmetics® brand in Mexico and Central America.

South America	Both houseware and beauty products under the Fuller®, Nuvo® and Tupperware® brands.

Worldwide sales of beauty and personal care products totaled $176.3 million and $167.1 million in the second quarters of 2011 and 2010, respectively, and $345.7 million and $316.9 million in the year-to-date periods ended July 2, 2011 and June 26, 2010, respectively.

	13 Weeks Ended	13 Weeks Ended	27 Weeks Ended	26 Weeks Ended
(In millions)	July 2, 2011	June 26, 2010	July 2, 2011	June 26, 2010
Net sales:
Europe	$223.5	$186.6	$454.8	$411.0
Asia Pacific	175.5	137.0	335.6	263.8
Tupperware North America	97.4	90.5	184.8	167.7
Beauty North America	103.6	106.5	203.6	200.0
South America	69.9	44.5	127.5	79.7
Total net sales	$669.9	$565.1	$1,306.3	$1,122.2

Segment profit:
Europe	$42.2	$26.0	$81.9	$72.7
Asia Pacific	33.3	25.1	61.4	43.8
Tupperware North America	16.8	20.0	29.0	28.4
Beauty North America	14.4	17.3	22.6	26.9
South America	12.2	6.3	20.4	7.2
Total segment profit	118.9	94.7	215.3	179.0

Unallocated expenses	(12.6)	(12.6)	(27.0)	(25.3)
Re-engineering and impairment charges (a)	(1.1)	(2.0)	(2.5)	(3.6)
Gains on disposal of assets	0.7	—	0.7	—
Interest expense, net	(24.8)	(6.4)	(31.4)	(13.4)
Income before taxes	$81.1	$73.7	$155.1	$136.7

Identifiable assets:	July 2, 2011	December 25, 2010
Europe	$435.9	$397.8
Asia Pacific	386.2	349.6
Tupperware North America	182.3	165.3
Beauty North America	416.5	419.2
South America	119.7	95.1
Corporate	462.2	588.8
Total identifiable assets	$2,002.8	$2,015.8
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(a)	See Note 7 to the Consolidated Financial Statements for a discussion of re-engineering and impairment charges.